Significant accounting policies, estimates and judgements - Currency (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£) USD ($)	Dec. 31, 2024 USD ($) AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£) USD ($)	Dec. 31, 2023 AUD ($) USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£) USD ($)	Dec. 31, 2022 USD ($) AUD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 AUD ($)
Significant accounting policies, estimates and judgements
Annual average exchange rate	1.08	0.85	1.64	1.08	0.87	1.63	1.05	0.85	1.52
Exchange rate	1.04	1.04	1.04	1.11	1.11	1.11	1.07	1.07	1.07	0.83	1.68	0.87	1.63	0.89	1.57